Acquisitions (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended								1 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended			12 Months Ended				12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Medical Equipment	Dec. 31, 2010 Medical Equipment	Dec. 31, 2009 Medical Equipment	Jul. 31, 2012 Senior secured credit facility	May 06, 2010 Senior secured credit facility	May 31, 2007 Senior secured credit facility	Apr. 30, 2011 Surgical Services (previously, Emergent Group)	Sep. 30, 2012 Surgical Services (previously, Emergent Group)	Sep. 30, 2011 Surgical Services (previously, Emergent Group)	Sep. 30, 2012 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Sep. 30, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2010 Surgical Services (previously, Emergent Group)	Apr. 02, 2011 Surgical Services (previously, Emergent Group)	Apr. 01, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group) Medical Equipment	Apr. 01, 2011 Surgical Services (previously, Emergent Group) Senior secured credit facility	Apr. 30, 2011 Surgical Services (previously, Emergent Group) Customer relationships	Apr. 01, 2011 Surgical Services (previously, Emergent Group) Customer relationships	Apr. 30, 2011 Surgical Services (previously, Emergent Group) Trade names	Apr. 01, 2011 Surgical Services (previously, Emergent Group) Trade names	Apr. 30, 2011 Surgical Services (previously, Emergent Group) Proprietary software	Apr. 01, 2011 Surgical Services (previously, Emergent Group) Proprietary software	Dec. 31, 2011 Other Acquisitions	Dec. 31, 2011 Other Acquisitions Medical Equipment	May 31, 2011 Equipment rental division of a medical equipment manufacturer	May 31, 2011 Equipment rental division of a medical equipment manufacturer Senior secured credit facility	May 31, 2011 Equipment rental division of a medical equipment manufacturer Customer relationships	Jul. 09, 2012 Surgical laser equipment service provider	Oct. 03, 2011 Surgical laser equipment service provider
Acquisitions
Total purchase price																						$ 65,300,000	$ 65,300,000											$ 6,500,000			$ 5,300,000	$ 5,500,000
Cash paid																						60,000,000	60,000,000											6,500,000			2,600,000
Liabilities incurred																						4,800,000	4,800,000															500,000
Transaction costs																						2,000,000	2,000,000
Cash acquired, netted against transaction costs																						1,500,000	1,500,000
Purchase price of outstanding shares (in dollars per share)																						$ 8.46	$ 8.46
Acquisition disclosures
Borrowing capacity of Senior Secured Credit Facility, which was drawn upon to fund acquisition											235,000,000	195,000,000	135,000,000												195,000,000										195,000,000
Amortization Period																										8 years		10 years		3 years
Period for valuation of purchase price allocation (in years)														1 year
Purchase price allocation
Cash and cash equivalents																							1,480,000
Accounts receivable																							4,517,000
Deferred income taxes																							1,868,000
Inventories																							1,222,000
Other current assets																							1,403,000
Medical equipment																							7,540,000											1,700,000
Property and equipment																							234,000
Intangible assets						22,150,000																	22,150,000				17,669,000		4,264,000		217,000					1,900,000
Other assets																							79,000
Total identifiable assets																							40,493,000
Accounts payable																							1,972,000
Accrued expenses																							1,905,000
Other liabilities																							1,618,000
Deferred income taxes																							9,523,000
Capital leases																							4,763,000
Total liabilities assumed																							19,781,000
Net identifiable assets acquired																							20,712,000
Non controlling interests																							(379,000)
Goodwill																							39,686,000											2,900,000			1,200,000	3,100,000
Net assets acquired																							60,019,000
Increase in fair values of goodwill and accrued expenses		300,000
Revenue and net income of acquiree included in consolidated statements of operations
Revenue															25,804,000	16,461,000	37,645,000	25,421,000
Net income (loss) attributable to Surgical Services															(1,848,000)	603,000	(1,940,000)	(1,805,000)
Revenue																			267,043,000	362,985,000	341,717,000
Net loss attributable to Universal Hospital Services, Inc.																			(16,027,000)	(20,339,000)	(34,096,000)
Impact of acquisitions completed related to goodwill
Balance at the beginning of the period				325,911,000	280,211,000	280,211,000	280,211,000	251,653,000	205,953,000	205,953,000
Acquisition				9,666,000		45,700,000														39,686,000				39,686,000								6,014,000	6,014,000
Balance at the end of the period	335,577,000			335,577,000		325,911,000	280,211,000	251,653,000	205,953,000	205,953,000
Acquisition and integration expenses
Investment banking fees						825,000
Legal, accounting and other costs						2,658,000
Total	$ 58,000		$ 622,000	$ 352,000	$ 2,621,000	$ 3,483,000														$ 3,300,000